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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163


                            Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                      Pioneer Protected Principal Plus Fund
                       SCHEDULE OF INVESTMENTS 03/31/2008

Shares                                                                                                     Value
------                                                                                                     -----

                           COMMON STOCKS - 13.9 %
                           Energy - 1.1 %
                           Integrated Oil & Gas - 0.7 %
     1,682                 Chevron Corp.                                                        $                 143,576
       833                 Exxon Mobil Corp.                                                                       70,455
                                                                                               ---------------------------
                                                                                                $                 214,031
                                                                                               ---------------------------
                           Oil & Gas Equipment And Services - 0.1 %
       614                 Weatherford International, Inc. *                                    $                  44,497
                                                                                               ---------------------------
                           Oil & Gas Exploration & Production - 0.3 %
       728                 Apache Corp.                                                         $                  87,957
                                                                                               ---------------------------
                           Total Energy                                                         $                 346,485
                                                                                               ---------------------------
                           Materials - 1.1 %
                           Aluminum - 0.2 %
     1,923                 Alcoa, Inc.                                                          $                  69,343
                                                                                               ---------------------------
                           Diversified Chemical - 0.2 %
       862                 Dow Chemical Co.                                                     $                  31,765
       720                 E.I. du Pont de Nemours and Co.                                                         33,667
                                                                                               ---------------------------
                                                                                                $                  65,432
                                                                                               ---------------------------
                           Diversified Metals & Mining - 0.5 %
       361                 Freeport-McMoRan Copper & Gold, Inc. (Class B)                       $                  34,735
       263                 Rio Tinto Plc (A.D.R.)                                                                 108,314
       435                 Teck Cominco, Ltd. (Class B) *                                                          17,818
                                                                                               ---------------------------
                                                                                                $                 160,867
                                                                                               ---------------------------
                           Industrial Gases - 0.1 %
       334                 Air Products & Chemicals, Inc.                                       $                  30,728
       196                 Praxair, Inc.                                                                           16,509
                                                                                               ---------------------------
                                                                                                $                  47,237
                                                                                               ---------------------------
                           Specialty Chemicals - 0.1 %
       549                 Ecolab, Inc.                                                         $                  23,843
                                                                                               ---------------------------
                           Total Materials                                                      $                 366,722
                                                                                               ---------------------------
                           Capital Goods - 1.7 %
                           Aerospace & Defense - 0.5 %
       849                 General Dynamics Corp.                                               $                  70,781
     1,107                 United Technologies Corp.                                                               76,184
                                                                                               ---------------------------
                                                                                                $                 146,965
                                                                                               ---------------------------
                           Construction & Farm Machinery & Heavy Trucks - 0.8 %
       888                 Caterpillar, Inc.                                                    $                  69,522
     1,306                 Deere & Co.                                                                            105,055
     1,959                 PACCAR, Inc.                                                                            88,155
                                                                                               ---------------------------
                                                                                                $                 262,732
                                                                                               ---------------------------
                           Electrical Component & Equipment - 0.2 %
       707                 Emerson Electric Co.                                                 $                  36,382
       320                 Rockwell International Corp.                                                            18,374
                                                                                               ---------------------------

                                                                                                $                  54,756
                                                                                               ---------------------------
                           Industrial Conglomerates - 0.2 %
       471                 3M Co.                                                               $                  37,280
       998                 General Electric Co.                                                                    36,936
                                                                                               ---------------------------
                                                                                                $                  74,216
                                                                                               ---------------------------
                           Industrial Machinery - 0.0 %
       203                 Parker Hannifin Corp.                                                $                  14,062
                                                                                               ---------------------------
                           Total Capital Goods                                                  $                 552,731
                                                                                               ---------------------------
                           Transportation - 0.6 %
                           Railroads - 0.6 %
       503                 Burlington Northern, Inc.                                            $                  46,387
       746                 Canadian National Railway Co.                                                           36,047
     1,986                 Norfolk Southern Corp.                                                                 107,880
                                                                                               ---------------------------
                                                                                                $                 190,314
                                                                                               ---------------------------
                           Total Transportation                                                 $                 190,314
                                                                                               ---------------------------
                           Automobiles & Components - 0.3 %
                           Auto Parts & Equipment - 0.2 %
     2,550                 Johnson Controls, Inc.                                               $                  86,190
                                                                                               ---------------------------
                           Automobile Manufacturers - 0.1 %
     4,337                 Ford Motor Corp. *                                                   $                  24,808
                                                                                               ---------------------------
                           Total Automobiles & Components                                       $                 110,998
                                                                                               ---------------------------
                           Consumer Durables & Apparel - 0.1 %
                           Apparel, Accessories & Luxury Goods - 0.1 %
       924                 Coach, Inc. *                                                        $                  27,859
                                                                                               ---------------------------
                           Total Consumer Durables & Apparel                                    $                  27,859
                                                                                               ---------------------------
                           Media - 0.7 %
                           Broadcasting & Cable TV - 0.0 %
        57                 Citadel Broadcasting Corp. *                                         $                      95
                                                                                               ---------------------------
                           Movies & Entertainment - 0.1 %
       751                 The Walt Disney Co.                                                  $                  23,566
                                                                                               ---------------------------
                           Publishing - 0.6 %
       622                 Gannett Co.                                                          $                  18,069
       146                 John Wiley & Sons, Inc.                                                                  5,796
     2,130                 McGraw-Hill Co., Inc.                                                                   78,704
     2,369                 Reed Elsevier NV (A.D.R.)                                                               90,472
                                                                                               ---------------------------
                                                                                                $                 193,041
                                                                                               ---------------------------
                           Total Media                                                          $                 216,702
                                                                                               ---------------------------
                           Retailing - 0.6 %
                           Department Stores - 0.2 %
       945                 J.C. Penney Co., Inc.                                                $                  35,636
     1,046                 Nordstrom, Inc.                                                                         34,100
                                                                                               ---------------------------
                                                                                                $                  69,736
                                                                                               ---------------------------
                           General Merchandise Stores - 0.2 %
     1,523                 Target Corp.                                                         $                  77,186
                                                                                               ---------------------------
                           Home Improvement Retail - 0.1 %
     1,375                 Lowe's Companies, Inc.                                               $                  31,543
                                                                                               ---------------------------
                           Specialty Stores - 0.1 %
       719                 Staples, Inc.                                                        $                  15,897
                                                                                               ---------------------------

                           Total Retailing                                                      $                 194,362
                                                                                               ---------------------------
                           Food & Drug Retailing - 0.4 %
                           Drug Retail - 0.3 %
       823                 CVS Corp.                                                            $                  33,340
     1,871                 Walgreen Co.                                                                            71,266
                                                                                               ---------------------------
                                                                                                $                 104,606
                                                                                               ---------------------------
                           Food Distributors - 0.1 %
     1,118                 Sysco Corp.                                                          $                  32,444
                                                                                               ---------------------------
                           Total Food & Drug Retailing                                          $                 137,050
                                                                                               ---------------------------
                           Food Beverage & Tobacco - 1.1 %
                           Packaged Foods & Meats - 0.8 %
     1,211                 Campbell Soup Co.                                                    $                  41,113
       648                 General Mills, Inc.                                                                     38,802
       985                 H.J. Heinz Co., Inc.                                                                    46,265
     1,274                 Hershey Foods Corp.                                                                     47,992
       467                 Kellogg Co.                                                                             24,546
     1,624                 Kraft Foods, Inc.                                                                       50,360
                                                                                               ---------------------------
                                                                                                $                 249,078
                                                                                               ---------------------------
                           Soft Drinks - 0.3 %
       640                 Coca-Cola Co.                                                        $                  38,957
     1,064                 PepsiCo, Inc.                                                                           76,821
                                                                                               ---------------------------
                                                                                                $                 115,778
                                                                                               ---------------------------
                           Total Food Beverage & Tobacco                                        $                 364,856
                                                                                               ---------------------------
                           Household & Personal Products - 0.3 %
                           Household Products - 0.3 %
       212                 Clorox Co.                                                           $                  12,008
       942                 Colgate-Palmolive Co.                                                                   73,391
                                                                                               ---------------------------
                                                                                                $                  85,399
                                                                                               ---------------------------
                           Personal Products - 0.0 %
       381                 Estee Lauder Co.                                                     $                  17,469
                                                                                               ---------------------------
                           Total Household & Personal Products                                  $                 102,868
                                                                                               ---------------------------
                           Health Care Equipment & Services - 0.8 %
                           Health Care Equipment - 0.8 %
     1,046                 Becton, Dickinson & Co.                                              $                  89,799
       626                 C. R. Bard, Inc.                                                                        60,346
       695                 Medtronic, Inc. *                                                                       33,617
       993                 St. Jude Medical, Inc. *                                                                42,888
       590                 Zimmer Holdings, Inc. *                                                                 45,937
                                                                                               ---------------------------
                                                                                                $                 272,587
                                                                                               ---------------------------
                           Total Health Care Equipment & Services                               $                 272,587
                                                                                               ---------------------------
                           Pharmaceuticals & Biotechnology - 0.9 %
                           Pharmaceuticals - 0.9 %
       987                 Abbott Laboratories                                                  $                  54,433
       777                 Barr Laboratorie, Inc. *                                                                37,537
       722                 Eli Lilly & Co.                                                                         37,248
       615                 Merck & Co., Inc.                                                                       23,339
     2,007                 Pfizer, Inc.                                                                            42,007
       513                 Roche Holdings AG (A.D.R.)                                                              48,273
     2,467                 Schering-Plough Corp.                                                                   35,549

       492                 Teva Pharmaceutical Industries, Ltd.                                                    22,725
                                                                                               ---------------------------
                                                                                                $                 301,111
                                                                                               ---------------------------
                           Total Pharmaceuticals & Biotechnology                                $                 301,111
                                                                                               ---------------------------
                           Banks - 0.6 %
                           Diversified Banks - 0.4 %
       331                 Banco Bilbao Vizcaya - SP (A.D.R.)                                   $                   7,279
     1,558                 U.S. Bancorp                                                                            50,417
       556                 Wachovia Corp.                                                                          15,012
     1,541                 Wells Fargo  & Co.                                                                      44,843
                                                                                               ---------------------------
                                                                                                $                 117,551
                                                                                               ---------------------------
                           Regional Banks - 0.2 %
     1,399                 National City Corp.                                                  $                  13,920
       735                 SunTrust Banks, Inc.                                                                    40,528
       625                 Zions Bancorporation                                                                    28,469
                                                                                               ---------------------------
                                                                                                $                  82,917
                                                                                               ---------------------------
                           Total Banks                                                          $                 200,468
                                                                                               ---------------------------
                           Diversified Financials - 0.2 %
                           Asset Management & Custody Banks - 0.1 %
       769                 T. Rowe Price Associates, Inc.                                       $                  38,450
                                                                                               ---------------------------
                           Consumer Finance - 0.1 %
       763                 American Express Co.                                                 $                  33,358
                                                                                               ---------------------------
                           Total Diversified Financials                                         $                  71,808
                                                                                               ---------------------------
                           Insurance - 0.6 %
                           Life & Health Insurance - 0.2 %
       768                 MetLife, Inc.                                                        $                  46,280
                                                                                               ---------------------------
                           Multi-Line Insurance - 0.1 %
       421                 Hartford Financial Services Group, Inc.                              $                  31,899
                                                                                               ---------------------------
                           Property & Casualty Insurance - 0.3 %
     1,579                 Chubb Corp.                                                          $                  78,129
       519                 Safeco Corp.                                                                            22,774
                                                                                               ---------------------------
                                                                                                $                 100,903
                                                                                               ---------------------------
                           Total Insurance                                                      $                 179,082
                                                                                               ---------------------------
                           Software & Services - 0.4 %
                           Application Software - 0.1 %
       774                 Adobe Systems, Inc. *                                                $                  27,547
                                                                                               ---------------------------
                           Data Processing & Outsourced Services - 0.2 %
       704                 Automatic Data Processing, Inc.                                      $                  29,843
       364                 DST Systems, Inc. *                                                                     23,929
       373                 Fiserv, Inc. *                                                                          17,938
                                                                                               ---------------------------
                                                                                                $                  71,710
                                                                                               ---------------------------
                           Systems Software - 0.1 %
     1,551                 Microsoft Corp.                                                      $                  44,017
                                                                                               ---------------------------
                           Total Software & Services                                            $                 143,274
                                                                                               ---------------------------
                           Technology Hardware & Equipment - 1.2 %
                           Communications Equipment - 0.5 %
     1,349                 Cisco Systems, Inc. *                                                $                  32,497
       786                 Corning, Inc. *                                                                         18,895
     2,993                 Motorola, Inc.                                                                          27,835
     2,652                 Nokia Corp. (A.D.R.)                                                                    84,413
                                                                                               ---------------------------

                                                                                                $                 163,640
                                                                                               ---------------------------
                           Computer Hardware - 0.4 %
     1,516                 Dell, Inc. *                                                         $                  30,199
     1,804                 Hewlett-Packard Co.                                                                     82,371
     1,802                 Sun Microsystems, Inc. *                                                                27,985
                                                                                               ---------------------------
                                                                                                $                 140,555
                                                                                               ---------------------------
                           Computer Storage & Peripherals - 0.1 %
     1,064                 EMC Corp. *                                                          $                  15,258
                                                                                               ---------------------------
                           Office Electronics - 0.2 %
     1,222                 Canon, Inc.  (A.D.R.) *                                              $                  56,664
                                                                                               ---------------------------
                           Total Technology Hardware & Equipment                                $                 376,117
                                                                                               ---------------------------
                           Semiconductors - 0.5 %
                           Semiconductor Equipment - 0.1 %
     1,632                 Applied Materials, Inc.                                              $                  31,840
                                                                                               ---------------------------
                           Semiconductors - 0.4 %
     2,584                 Intel Corp.                                                          $                  54,729
     2,105                 Texas Instruments, Inc.                                                                 59,508
                                                                                               ---------------------------
                                                                                                $                 114,237
                                                                                               ---------------------------
                           Total Semiconductors                                                 $                 146,077
                                                                                               ---------------------------
                           Telecommunication Services - 0.4 %
                           Integrated Telecommunication Services - 0.4 %
     2,668                 AT&T Corp.                                                           $                 102,184
        28                 Fairpoint Communications, Inc. *                                                            28
       735                 Verizon Communications, Inc.                                                            26,791
       776                 Windstream Corp.                                                                         9,273
                                                                                               ---------------------------
                                                                                                $                 138,276
                                                                                               ---------------------------
                           Total Telecommunication Services                                     $                 138,276
                                                                                               ---------------------------

                           Utilities - 0.2 %
                           Electric Utilities - 0.1 %
       777                 Southern Co.                                                         $                  27,669
                                                                                               ---------------------------
                           Multi-Utilities - 0.1 %
       600                 Public Service Enterprise Group, Inc.                                $                  24,114
                                                                                               ---------------------------
                           Total Utilities                                                      $                  51,783
                                                                                               ---------------------------
                           TOTAL COMMON STOCKS
                                                                                               ---------------------------
                           (Cost  $4,550,874)                                                   $               4,491,530
                                                                                               ---------------------------
                           U.S. GOVERNMENT OBLIGATIONS - 86.0 %
28,480,000                 U.S. Treasury Strip 0%, 11/15/09                                     $              27,728,612
                                                                                               ---------------------------
                           TOTAL U.S. GOVERNMENT OBLIGATIONS
                                                                                               ---------------------------
                           (Cost  $26,679,615)                                                  $              27,728,612
                                                                                               ---------------------------
                           TOTAL INVESTMENT IN SECURITIES - 99.9%
                           (Cost  $31,226,808) (a)                                              $              32,220,142
                                                                                               ---------------------------
                           OTHER ASSETS AND LIABILITIES - 0.1%                                  $                  21,230
                                                                                               ---------------------------
                           TOTAL NET ASSETS - 100.0%                                            $              32,241,371
                                                                                               ---------------------------

                         * Non-income producing security.

                (A.D.R.)   American Depositary Receipt

                        (a)At March, 31, 2008 the net unrealized gain
                           on investments based on cost for federal income tax purposes of $32,329,903 was as follows:

                           Aggregate gross unrealized gain for all investments
                           in which there is an excess of value over tax cost.                      $             425,098

                           Aggregate gross unrealized loss for all investments
                           in which there is an excess of value over tax cost.                                   (534,859)
                                                                                                   -----------------------
                           Net Unrealized gain                                                      $            (109,761)
                                                                                                   -----------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

----------------------------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                                 Investments in    Other Financial
                                                                                                   Securities      Instruments*
----------------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                                              32,220,142
----------------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                                                 -
----------------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                                     -
----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                                32,220,142                  -
----------------------------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.

                    Pioneer Protected Principal Plus Fund II
                       SCHEDULE OF INVESTMENTS 03/31/2008

Shares                                                                                                         Value
------                                                                                                         -----

                    COMMON STOCKS - 4.4 %
                    Diversified Financials - 4.4 %
                    Diversified Financial Services - 4.4 %
    27,675          Pioneer Equity Income Fund Class Y                                              $                762,158
    28,188          Pioneer Fund Class Y                                                                           1,211,793
                                                                                                   --------------------------
                                                                                                    $              1,973,951
                                                                                                   --------------------------
                    TOTAL COMMON STOCKS
                                                                                                   --------------------------
                    (Cost  $1,978,428)                                                              $              1,973,951
                                                                                                   --------------------------
                    US GOVERNMENT OBLIGATIONS - 95.4 %
                    Government - 95.4 %
26,650,000          U.S. Treasury Strip, Zero Coupon Bond, 5/15/10                                  $             25,720,395
18,130,000          U.S. Treasury Strip, Zero Coupon Bond, 5/15/10                                                17,549,242
                                                                                                   --------------------------
                                                                                                    $             43,269,637
                                                                                                   --------------------------
                    TOTAL US GOVERNMENT OBLIGATIONS                                                 $
                                                                                                   --------------------------
                    (Cost  $41,589,814)                                                             $             43,269,637
                                                                                                   --------------------------
                    TOTAL INVESTMENT IN SECURITIES - 99.8%
                    (Cost  $43,560,993) (a)                                                         $             45,243,588
                                                                                                   --------------------------
                    OTHER ASSETS AND LIABILITIES - 0.2%                                             $                 98,939
                                                                                                   --------------------------
                    TOTAL NET ASSETS - 100.0%                                                       $             45,342,527
                                                                                                   --------------------------


                  + Investment deemed to be affiliate of the Fund.

                 (a)At March, 31, 2008 the net unrealized gain on
                    investments based on cost for federal income tax purposes of $44,028,005 was as follows:

                    Aggregate gross unrealized gain for all investments in which
                    there is an excess of value over tax cost.                                      $              2,403,022

                    Aggregate gross unrealized loss for all investments in which
                    there is an excess of value over tax cost.                                                      (720,427)
                                                                                                   --------------------------
                    Net Unrealized gain                                                             $              1,682,595
                                                                                                   --------------------------

FAS 157 Footnote Disclosures

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of March 31, 2008, in valuing the Fund's assets:

--------------------------------------------------------------------------------------------------------------------------
Valuation Inputs                                                                         Investments in    Other Financial
                                                                                            Securities     Instruments*
--------------------------------------------------------------------------------------------------------------------------
Level 1 - Quoted Prices                                                                      45,243,588
--------------------------------------------------------------------------------------------------------------------------
Level 2 - Other Significant Observable Inputs                                                         -
--------------------------------------------------------------------------------------------------------------------------
Level 3 - Significant Unobservable Inputs                                                             -
--------------------------------------------------------------------------------------------------------------------------
Total                                                                                        45,243,588                  -
--------------------------------------------------------------------------------------------------------------------------

*Other financial instruments include, forwards contracts.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 30, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 30, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 30, 2008

* Print the name and title of each signing officer under his or her signature.